Loss Per Share - Summary Of Weighted Average Number Of Ordinary Shares Outstanding For Basic And Diluted EPS (Details)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Earnings Per Share [Abstract]
Shares for basic EPS of NewAmsterdam Pharma		11,325,442	5,000,000
Exchange ratio		2.13	2.13
Adjusted number of shares	81,559,780	24,131,427	10,653,636